Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method (Detail) (Equity Method Investments, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Method Investments
Related Party Transaction [Line Items]
Accounts receivable, trade	¥ 7,294	¥ 4,125
Accounts payable, trade	880	508
Capital lease obligations	27,485	39,080
Sales	18,565	79,677	96,164
Purchases	1,725	157,930	383,922
Lease payments	¥ 25,523	¥ 24,159